Equity (Details) - USD ($)							6 Months Ended
	Nov. 13, 2025	Oct. 07, 2025	Sep. 15, 2025	Mar. 31, 2025	Feb. 19, 2025	Feb. 07, 2025	Dec. 31, 2025	Oct. 10, 2025	Oct. 09, 2025	Oct. 08, 2025	Jun. 30, 2025
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.004
Gross proceeds (in Dollars)		$ 8,000,000
Warrant exercise price per share (in Dollars per share)							$ 0.3465
Warrant [Member]
Equity [Line Items]
Common stock, shares issued		1					2,500,000
Number of unit share		606,061
Number of warrant		1					606,061
Warrants per share (in Dollars per share)		$ 0.33
Minimum [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Authorised share capital (in Dollars)			$ 50,000
Class A and Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized							250,000,000
Class A Ordinary Shares [Member]
Equity [Line Items]
Shares authorized							225,000,000				225,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.004				$ 0.004
Votes per share							one vote
Common stock, shares issued							3,612,692				506,600
Share issued				37,500
Purchase additional					10,313
Share price per share (in Dollars per share)				$ 4.9				$ 0	$ 0	$ 0.33
Ordinary shares, outstanding							3,612,692				506,600
Class A Ordinary Shares [Member] | Warrant [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.004
Common stock, shares issued		1						752,948	1,747,051	606,061
Class A Ordinary Shares [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Authorised share capital (in Dollars)	$ 1,000,000
Class A Ordinary Shares [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.004
Class A Ordinary Shares [Member] | Minimum [Member] | Board of Directors [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.004
Authorised share capital (in Dollars)	$ 1,000,000
Class A Ordinary Shares [Member] | Minimum [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Shares authorized	3,612,692		448,814,684
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock issued and outstanding	144,506,412
Class A Ordinary Shares [Member] | Maximum [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized	9,000,000,000
Authorised share capital (in Dollars)	$ 225,000,000
Class A Ordinary Shares [Member] | Maximum [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Authorised share capital (in Dollars)			$ 9,000,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Shares authorized							25,000,000				25,000,000
Ordinary shares, par value (in Dollars per share)							$ 0.004				$ 0.004
Votes per share							fifteen votes
Common stock, shares issued							88,899				88,899
Ordinary shares, outstanding							88,899				88,899
Class B Ordinary Shares [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.004
Class B Ordinary Shares [Member] | Minimum [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized	25,000,000
Class B Ordinary Shares [Member] | Minimum [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Shares authorized			51,185,316
Ordinary shares, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock issued and outstanding	3,555,948
Ordinary shares, outstanding	88,899
Class B Ordinary Shares [Member] | Maximum [Member] | Board of Directors [Member]
Equity [Line Items]
Shares authorized	1,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Class B Ordinary Shares [Member] | Maximum [Member] | Extraordinary General Meeting of Shareholders [Member]
Equity [Line Items]
Shares authorized			1,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.004		$ 0.0001
Authorised share capital (in Dollars)			$ 1,000,000
IPO [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 4.1	$ 4.1
IPO [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share)						$ 0.004
Share issued						68,750